Equity (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Equity [Line Items]
Issuance of shares (in Shares)	164,656	180,707
Gross consideration from ATM	$ 203	$ 543
Issuance expenses from ATM	$ 6	$ 16